Mandatorily redeemable non-controlling interests	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
Mandatorily redeemable non-controlling interests
13.	Mandatorily redeemable non-controlling interests
On June 15, 2020, the Group established a subsidiary named EHang Yunfu (Note 1). On June 30, 2020, the Group signed an agreement with a new investor who subscribed
30%
of the equity interests of EHang Yunfu for cash consideration
o
f RMB40,000 (US$6,130).
At the sole discretion of the investor, the Group is obligated to repurchase the
30%
non-controlling
interest or with the consent of the investor, guarantee a third-party to repurchase the
30%

non-controlling
interests at the investor’s investment cost at the end of the five-year investment term. The non-controlling
interests do not participate in any dividend distributions of EHang Yunfu but earn an after-tax
interest
 of
1.5%
per year, payable on a quarterly basis. As of December 31, 2020, accumulated interest is amounted to
RMB160 (US$25)
(Note 11). As EHang Yunfu’s
non-controlling
interests are mandatorily redeemable at the sole discretion of the investor, it is classified as liability and subsequently measured at the amount that would be paid if settlement occurred at the reporting date.